Marketable securities and other investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2019
Cost	$ 18,289,580	$ 10,549,524	$ 3,200,000
Gross Unrealized Losses	(1,964,428)	(930,781)	(7,290)
Fair Value	16,325,152	9,618,743	3,249,710
Gross Unrealized Gains	0	0	57,000
Other Securities
Cost	120,000	120,800	200,000
Gross Unrealized Losses	(110,700)	(89,900)	0
Fair Value	9,300	30,900	257,000
Gross Unrealized Gains	0	0	57,000
Brokerage Account
Cost	18,169,580	10,428,724	3,000,000
Gross Unrealized Losses	(1,853,728)	(840,881)	(7,290)
Fair Value	16,315,852	9,587,843	2,992,710
Gross Unrealized Gains	$ 0	$ 0	$ 0